Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Current Prepayments [Abstract]
Summary of Current Assets Prepayments

	June 30, 2022	June 30, 2021

	US$	US$
R&D Contract Research Organization	7,428,599	12,551,398
Insurance	1,086,847	1,820,059
Other prepayments	204,749	14,698
Total current prepayments	8,720,195	14,386,155